UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

8041 Excelsior Drive, Suite 102
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8401 Excelsior Drive, Suite 102
Madison, WI 53717
 (Name and address of agent for service)

608-960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Plumb Balanced Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 68.12%
Banks - 1.62%
JPMorgan Chase & Co.	12,500	$1,220,250
Capital Goods - 5.25%
Boeing Co.	4,500	1,451,250
Honeywell International, Inc.	9,000	1,189,080
Lockheed Martin Corp.	5,000	1,309,200
		3,949,530
Communications Equipment - 0.75%
Palo Alto Networks, Inc. (a)	3,000	565,050
Diversified Financials - 5.36%
American Express Co.	17,000	1,620,440
Charles Schwab Corp.	24,000	996,720
Discover Financial Services	24,000	1,415,520
		4,032,680
Energy - 3.45%
Enbridge, Inc. (b)	42,000	1,305,360
Phillips 66	15,000	1,292,250
		2,597,610
Food, Beverage & Tobacco - 1.54%
Constellation Brands, Inc. - Class A	7,200	1,157,904
Health Care Equipment & Services - 6.38%
ABIOMED, Inc. (a)	5,000	1,625,200
Intuitive Surgical, Inc. (a)	3,500	1,676,220
Medtronic PLC (b)	16,500	1,500,840
		4,802,260
Media & Entertainment - 3.76%
Alphabet, Inc. - Class A (a)	900	940,464
Alphabet, Inc. - Class C (a)	500	517,805
Walt Disney Co.	12,500	1,370,625
		2,828,894
Pharmaceuticals, Biotechnology & Life Sciences - 3.04%
Canopy Growth Corp. (a)(b)	15,000	403,050
Exact Sciences Corp. (a)	20,000	1,262,000
Portola Pharmaceuticals, Inc. (a)	32,000	624,640
		2,289,690
Retailing - 5.12%
Alibaba Group Holding Ltd. - ADR (a)(b)	11,000	1,507,770
Amazon.com, Inc. (a)	875	1,314,224
Booking Holdings, Inc. (a)	600	1,033,452
		3,855,446
Semiconductors & Semiconductor Equipment - 5.03%
Microchip Technology, Inc.	24,000	1,726,080
NVIDIA Corp.	5,000	667,500
NXP Semiconductors NV (b)	19,000	1,392,320
		3,785,900
Software & Services - 25.95%
Adobe Systems, Inc. (a)	6,600	1,493,184
Autodesk, Inc. (a)	8,000	1,028,880
Dassault Systemes SE - ADR (b)	8,500	997,517
FleetCor Technologies, Inc. (a)	8,000	1,485,760
Guidewire Software, Inc. (a)	13,000	1,042,990
Mastercard, Inc. - Class A	10,500	1,980,825
Microsoft Corp.	17,750	1,802,868
PayPal Holdings, Inc. (a)	19,000	1,597,710
Salesforce.com, Inc. (a)	9,000	1,232,730
Square, Inc. (a)	22,000	1,233,980
Tyler Technologies, Inc. (a)	7,750	1,440,105
Visa, Inc. - Class A	19,000	2,506,860
WEX, Inc. (a)	12,000	1,680,720
		19,524,129

Technology Hardware & Equipment - 0.87%
Cisco Systems, Inc.	15,000	649,950
TOTAL COMMON STOCKS Cost ($48,319,060)		51,259,293

CORPORATE BONDS - 31.65%	PRINCIPAL AMOUNT	FAIR VALUE
Banks - 11.79%
Bank of America Corp. (c)
3.921% (3 Month LIBOR USD + 1.160%), 01/20/2023	$1,000,000	999,696
Bank of the Ozarks, Inc. (c)
5.500%, 07/01/2026	1,305,000	1,330,432
Citigroup, Inc. (c)
3.740% (3 Month LIBOR USD + 1.100%), 05/17/2024	1,500,000	1,464,472
Citigroup Funding, Inc. (c)
4.121% (3 Month LIBOR USD + 1.350%), 04/25/2024	500,000	499,695
Home BancShares, Inc. (c)
5.625%, 04/15/2027	1,740,000	1,778,824
JPMorgan Chase & Co. (c)
6.750%, 01/29/2050	1,500,000	1,551,750
Wells Fargo & Co. (c)
6.558% (3 Month LIBOR USD + 3.770%), 03/29/2049	1,250,000	1,243,750
		8,868,619
Capital Goods - 2.56%
Carlisle Cos, Inc.
3.500%, 12/01/2024	500,000	479,394
5.125%, 12/15/2020	250,000	256,270
Owens Corning
4.200%, 12/15/2022	1,200,000	1,192,528
		1,928,192
Commercial & Professional Services - 0.70%
Steelcase, Inc.
6.375%, 02/15/2021	500,000	524,065
Diversified Financials - 1.20%
General Electric Co. (c)
3.788% (3 Month LIBOR USD + 1.000%), 03/15/2023	1,000,000	902,569
Food, Beverage & Tobacco - 1.35%
Ingredion, Inc.
4.625%, 11/01/2020	1,000,000	1,018,338

Health Care Equipment & Services - 0.83%
CVS Pass-Through Trust
6.943%, 01/10/2030	226,081	251,311
Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	375,000
		626,311
Insurance - 2.10%
Fidelity National Financial, Inc.
5.500%, 09/01/2022	1,000,000	1,058,680
Old Republic International Corp.
4.875%, 10/01/2024	500,000	520,364
		1,579,044

Pharmaceuticals, Biotechnology & Life Sciences - 4.99%
Actavis Funding SCS (b)
3.000%, 03/12/2020	1,000,000	996,621
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	1,250,000	1,282,304
Zoetis, Inc.
3.450%, 11/13/2020	1,475,000	1,479,702
		3,758,627
Semiconductors & Semiconductor Equipment - 1.33%
KLA-Tencor Corp.
3.375%, 11/01/2019	1,000,000	998,831

Software & Services - 1.34%
CA, Inc.
4.500%, 08/15/2023	1,000,000	1,010,760

Technology Hardware & Equipment - 3.46%
FLIR Systems, Inc.
3.125%, 06/15/2021	1,405,000	1,386,038
Motorola Solutions, Inc.
4.000%, 09/01/2024	1,250,000	1,217,949
		2,603,987
TOTAL CORPORATE BONDS Cost ($24,501,550)		23,819,343

TOTAL INVESTMENTS (Cost $72,820,610) - 99.77%		75,078,636
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.23%		173,516
TOTAL NET ASSETS - 100.00%		$75,252,152

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.
(b) Foreign issued security. Foreign concentration is as follows: Canada: 2.27%, Cayman Islands: 2.00%, Ireland: 1.99%, Netherlands: 1.85%, France: 1.33%, Luxembourg: 1.32%.
(c) Variable or Floating rate security based on a reference index and spread. The rate listed is as of December 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these Schedules of Investments.

Plumb Equity Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 99.79%
Capital Goods - 2.58%
Boeing Co.	2,500	$806,250
Diversified Financials - 10.56%
American Express Co.	13,500	1,286,820
Charles Schwab Corp.	20,000	830,600
Discover Financial Services	20,000	1,179,600
		3,297,020
Food, Beverage & Tobacco - 2.68%
Constellation Brands, Inc. - Class A	5,200	836,264
Health Care Equipment & Services - 8.98%
ABIOMED, Inc. (a)	4,500	1,462,680
Intuitive Surgical, Inc. (a)	2,800	1,340,976
		2,803,656
Media & Entertainment - 3.35%
Alphabet, Inc. - Class A (a)	1,000	1,044,960
Pharmaceuticals, Biotechnology & Life Sciences - 6.80%
Canopy Growth Corp. (a)(b)	15,000	403,050
Exact Sciences Corp. (a)	18,000	1,135,800
Portola Pharmaceuticals, Inc. (a)	30,000	585,600
		2,124,450
Retailing - 8.45%
Alibaba Group Holding Ltd. - ADR (a)(b)	7,500	1,028,025
Amazon.com, Inc. (a)	500	750,985
Booking Holdings, Inc. (a)	500	861,210
		2,640,220
Semiconductors & Semiconductor Equipment - 8.79%
Microchip Technology, Inc.	15,000	1,078,800
NVIDIA Corp.	4,800	640,800
NXP Semiconductors NV (b)	14,000	1,025,920
		2,745,520
Software & Services - 47.60%
Adobe Systems, Inc. (a)	5,500	1,244,320
Autodesk, Inc. (a)	9,000	1,157,490
Dassault Systemes SE - ADR (b)	8,000	938,840
FleetCor Technologies, Inc. (a)	5,900	1,095,748
Guidewire Software, Inc. (a)	14,000	1,123,220
Mastercard, Inc. - Class A	8,000	1,509,200
Microsoft Corp.	13,000	1,320,410
PayPal Holdings, Inc. (a)	15,000	1,261,350
Square, Inc. (a)	17,500	981,575
Tyler Technologies, Inc. (a)	6,600	1,226,412
Visa, Inc. - Class A	13,000	1,715,220
WEX, Inc. (a)	9,200	1,288,552
		14,862,337
TOTAL COMMON STOCKS (Cost $25,926,876)		31,160,677

SHORT TERM INVESTMENTS - 0.29%
Money Market Funds - 0.29%
First American Government Obligations Fund - Class X - 2.30% (c)	89,555	89,555
TOTAL SHORT TERM INVESTMENTS (Cost $89,555)		89,555

TOTAL INVESTMENTS (Cost $26,016,431) - 100.08%	31,250,232
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%	(25,235)
TOTAL NET ASSETS - 100.00%	$31,224,997

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Cayman Islands: 3.29%, Netherlands: 3.29%, France: 3.01%, Canada: 1.29%.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments (Unaudited)

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments)

Equity securities, including common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Office Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and preferred securities, are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities and preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used in valuing the Funds' assets carried at fair value as of December 31, 2018.

Description	Level 1	Level 2	Level 3	Total

Plumb Balanced Fund
Common Stocks*	$51,259,293	$-	$-	$51,259,293
Corporate Bonds*	-	23,819,343	-	23,819,343
Total	$51,259,293	$23,819,343	$-	$75,078,636

Description	Level 1	Level 2	Level 3	Total

Plumb Equity Fund
Common Stocks*	$31,160,677	$-	$-	$31,160,677
Money Market Funds	89,555	-	-	89,555
Total	$31,250,232	$-	$-	$31,250,232

*For detailed industry descriptions, refer to the Schedules of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3. As of and during the period ended December 31, 2018, no securities were transferred into or out of Level 1 or Level 2. It is the Funds' policy to consider transfers into or out of any level as of the end of the reporting period.

The accompanying notes are an integral part of the schedules of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Wisconsin Capital Funds, Inc.

By (Signature and Title) /s/ Thomas G. Plumb
                                        Thomas G. Plumb, President

Date  February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
                                          Thomas G. Plumb, President

Date  February 21, 2019

By (Signature and Title)* /s/ Nathan Plumb
                                          Nathan Plumb, Chief Financial Officer, Wisconsin Capital Management

Date  February 21, 2019

* Print the name and title of each signing officer under his or her signature.